Derivative Financial Instruments - Net Gains (Losses) Related to Derivative Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative financial instruments	$ (253)	$ 1,180	$ (185)	$ 606	$ 1,801	$ (6,446)	$ (7,020)	$ (6,474)
Interest Rate Lock Commitments
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative financial instruments	36	(1,123)	156	(1,564)	(688)	257	(184)	796
Unused Commitments
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative financial instruments	15	(226)	(11)	(226)	26
Forward Contracts to Sell Mortgage Loans
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on derivative financial instruments	$ (304)	$ 2,529	$ (330)	$ 2,396	$ 2,463	$ (6,703)	$ (6,836)	$ (7,270)